SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Right of use assets, Cost, Balance	$ 1,455,039
Right of use assets, Accumulated depreciation, Balance	1,225,423	$ 1,082,695
Accumulated depreciation, Charge for the year	35,681	142,728
Right of use assets, Accumulated depreciation, Balance	1,261,104	1,225,423
Right of use assets	$ 193,935	$ 229,616